Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value

Common Stocks - 63.7%
Aerospace & Defense - 1.4%
Boeing Co. (The)	4,943	$816,880
Curtiss-Wright Corp.	4,235	394,956
Lockheed Martin Corp.	5,155	1,975,808
Northrop Grumman Corp.	3,908	1,232,935
Raytheon Technologies Corp.	31,320	1,802,153
		6,222,732
Air Freight & Logistics - 0.6%
FedEx Corp.	10,121	2,545,634

Airlines - 0.1%
JetBlue Airways Corp.*	31,840	360,747

Banks - 1.2%
JPMorgan Chase & Co.	54,337	5,231,023

Beverages - 0.4%
Coca-Cola Co. (The)	38,380	1,894,821

Biotechnology - 1.5%
89bio, Inc.*	5,600	143,696
Akero Therapeutics, Inc.*	4,411	135,815
Akouos, Inc.*	5,500	125,785
Alnylam Pharmaceuticals, Inc.*	927	134,971
Apellis Pharmaceuticals, Inc.*	4,232	127,679
Assembly Biosciences, Inc.*	3,036	49,912
Atreca, Inc., Class A*	5,605	78,302
Avidity Biosciences, Inc.*	8,900	250,535
Biohaven Pharmaceutical Holding Co. Ltd.*	10,739	698,142
Black Diamond Therapeutics, Inc.*	7,700	232,771
Bluebird Bio, Inc.*	1,300	70,135
Constellation Pharmaceuticals, Inc.*	3,289	66,635
Exact Sciences Corp.*	2,432	247,942
Forma Therapeutics Holdings, Inc.*	9,300	463,512
G1 Therapeutics, Inc.*	5,541	63,999
Generation Bio Co.*	7,800	241,098
Global Blood Therapeutics, Inc.*	2,826	155,826
GlycoMimetics, Inc.*	11,196	34,372
ImmunoGen, Inc.*	21,150	76,140
Incyte Corp.*	2,317	207,928
Kodiak Sciences, Inc.*	2,000	118,420
Legend Biotech Corp., ADR*	6,300	194,481
Madrigal Pharmaceuticals, Inc.*	1,353	160,642
Mirati Therapeutics, Inc.*	983	163,227
Oyster Point Pharma, Inc.*	3,900	82,329
Regeneron Pharmaceuticals, Inc.*	730	408,639
REVOLUTION Medicines, Inc.*	3,700	128,760
Rigel Pharmaceuticals, Inc.*	15,838	38,011
Seattle Genetics, Inc.*	2,019	395,098
Syndax Pharmaceuticals, Inc.*	9,328	137,681
TCR2 Therapeutics, Inc.*	6,000	121,920
Turning Point Therapeutics, Inc.*	2,777	242,599
UroGen Pharma Ltd.*	3,816	73,611

	Shares/ Principal	Fair Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	1,751	$476,482
		6,347,095
Building Products - 0.3%
Trane Technologies PLC	9,478	1,149,207

Capital Markets - 2.2%
Ares Management Corp., Class A	35,167	1,421,450
Blackstone Group, Inc. (The), Class A	23,515	1,227,483
Charles Schwab Corp. (The)	55,408	2,007,432
Hamilton Lane, Inc., Class A	13,959	901,612
LPL Financial Holdings, Inc.	13,002	996,863
S&P Global, Inc.	4,414	1,591,688
StepStone Group, Inc., Class A*	26,400	702,504
TD Ameritrade Holding Corp.	18,326	717,463
		9,566,495
Chemicals - 1.5%
Cabot Corp.	19,498	702,513
Celanese Corp.	8,631	927,401
FMC Corp.	10,552	1,117,562
Ingevity Corp.*	7,719	381,627
Linde PLC	7,517	1,790,023
Livent Corp.*	12,921	115,902
PPG Industries, Inc.	12,003	1,465,326
		6,500,354
Construction & Engineering - 0.1%
Dycom Industries, Inc.*	9,859	520,752

Consumer Finance - 0.3%
American Express Co.	8,144	816,436
OneMain Holdings, Inc.	16,511	515,969
		1,332,405
Containers & Packaging - 0.3%
Ball Corp.	17,371	1,443,877

Diversified Consumer Services - 0.0%†
Houghton Mifflin Harcourt Co.*	42,794	74,034

Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	55,744	1,016,771
Reinvent Technology Partners*	21,870	251,284
Therapeutics Acquisition Corp., Class A*	14,100	202,758
Voya Financial, Inc.	14,257	683,338
		2,154,151
Electric Utilities - 2.0%
Duke Energy Corp.	30,920	2,738,275
Edison International	30,990	1,575,532
Exelon Corp.	49,683	1,776,664
FirstEnergy Corp.	74,992	2,153,020
Southern Co. (The)	6,480	351,346
		8,594,837
Electrical Equipment - 0.1%
nVent Electric PLC	23,435	414,565

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	32,899	$1,066,257

Energy Equipment & Services - 0.1%
Schlumberger Ltd.	26,935	419,109

Entertainment - 1.5%
Electronic Arts, Inc.*	12,815	1,671,204
Netflix, Inc.*	7,199	3,599,716
Spotify Technology SA*	3,666	889,262
Walt Disney Co. (The)	4,287	531,931
		6,692,113
Equity Real Estate Investment - 1.8%
Alexandria Real Estate Equities, Inc.	8,979	1,436,640
American Tower Corp.	11,182	2,703,025
Douglas Emmett, Inc.	27,972	702,097
Equinix, Inc.	3,670	2,789,677
Sun Communities, Inc.	2,457	345,479
		7,976,918
Food & Staples Retailing - 0.5%
Performance Food Group Co.*	28,856	998,995
Sysco Corp.	20,720	1,289,198
		2,288,193
Food Products - 0.8%
Mondelez International, Inc., Class A	63,046	3,621,993

Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	23,666	1,903,220
Boston Scientific Corp.*	55,497	2,120,541
Danaher Corp.	12,110	2,607,646
Edwards Lifesciences Corp.*	15,982	1,275,683
Intuitive Surgical, Inc.*	2,180	1,546,797
		9,453,887
Health Care Providers & Services - 1.8%
Anthem, Inc.	5,580	1,498,732
Centene Corp.*	13,060	761,790
HCA Healthcare, Inc.	6,912	861,788
Laboratory Corp. of America Holdings*	3,196	601,711
McKesson Corp.	4,529	674,504
Quest Diagnostics, Inc.	4,715	539,820
UnitedHealth Group, Inc.	9,628	3,001,722
		7,940,067
Health Care Technology - 0.0%†
American Well Corp., Class A*	6,300	186,732

Hotels, Restaurants & Leisure - 2.1%
Hyatt Hotels Corp., Class A	13,025	695,144
Las Vegas Sands Corp.	24,343	1,135,845
McDonald's Corp.	32,615	7,158,666
		8,989,655
Household Durables - 0.4%
DR Horton, Inc.	13,395	1,013,064
Lennar Corp., Class A	10,692	873,322
		1,886,386

	Shares/ Principal	Fair Value

Household Products - 1.4%
Procter & Gamble Co. (The)	43,528	$6,049,957

Industrial Conglomerates - 0.7%
3M Co.	2,402	384,752
General Electric Co.	68,646	427,665
Honeywell International, Inc.	14,283	2,351,125
		3,163,542
Insurance - 2.1%
American International Group, Inc.	36,923	1,016,490
Assurant, Inc.	11,958	1,450,625
Assured Guaranty Ltd.	29,170	626,572
Athene Holding Ltd., Class A*	23,348	795,700
Chubb Ltd.	9,684	1,124,506
Hartford Financial Services Group, Inc. (The)	29,157	1,074,727
Marsh & McLennan Cos., Inc.	5,311	609,172
Progressive Corp. (The)	10,260	971,314
RenaissanceRe Holdings Ltd.	2,319	393,627
Trupanion, Inc.*	14,814	1,168,824
		9,231,557
Interactive Media & Services - 4.6%
Alphabet, Inc., Class A*	7,611	11,154,681
Facebook, Inc., Class A*	20,833	5,456,163
Match Group, Inc.*	15,690	1,736,099
Snap, Inc., Class A*	67,597	1,764,958
		20,111,901
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	4,009	12,623,258
Booking Holdings, Inc.*	1,116	1,909,119
		14,532,377
IT Services - 3.5%
FleetCor Technologies, Inc.*	6,233	1,484,077
Genpact Ltd.	23,164	902,238
Global Payments, Inc.	22,944	4,074,395
GoDaddy, Inc., Class A*	17,593	1,336,540
PayPal Holdings, Inc.*	12,563	2,475,288
Science Applications International Corp.	6,111	479,225
Shopify, Inc., Class A*	1,028	1,051,613
Snowflake, Inc., Class A*	328	82,328
Visa, Inc., Class A	13,348	2,669,200
WEX, Inc.*	3,814	530,032
		15,084,936
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	14,405	1,454,041
Illumina, Inc.*	2,433	751,992
PPD, Inc.*	32,559	1,204,357
		3,410,390
Machinery - 1.4%
Fortive Corp.	26,552	2,023,528
Ingersoll Rand, Inc.*	47,303	1,683,987
Kennametal, Inc.	17,520	507,029

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Machinery (continued)
Meritor, Inc.*	5,515	$115,484
Rexnord Corp.	21,127	630,430
Stanley Black & Decker, Inc.	3,088	500,873
Westinghouse Air Brake Technologies Corp.	9,374	580,063
		6,041,394
Media - 1.6%
Charter Communications, Inc., Class A*	8,294	5,178,276
New York Times Co. (The), Class A	10,606	453,831
Omnicom Group, Inc.	30,649	1,517,125
		7,149,232
Multiline Retail - 0.5%
Dollar General Corp.	9,817	2,057,839

Oil, Gas & Consumable Fuels - 1.2%
BP PLC, ADR	20,305	354,525
Chevron Corp.	11,843	852,696
Concho Resources, Inc.	5,480	241,778
Diamondback Energy, Inc.	6,298	189,696
EOG Resources, Inc.	23,479	843,835
Exxon Mobil Corp.	24,702	848,020
Marathon Petroleum Corp.	22,081	647,856
Pioneer Natural Resources Co.	3,223	277,146
Royal Dutch Shell PLC, Class A, ADR	24,823	624,795
Royal Dutch Shell PLC, Class B, ADR	13,378	324,015
		5,204,362
Personal Products - 0.3%
Estee Lauder Cos, Inc. (The), Class A	5,092	1,111,329

Pharmaceuticals - 3.3%
AstraZeneca PLC, ADR	39,238	2,150,242
Bristol-Myers Squibb Co.	36,902	2,224,822
Eli Lilly and Co.	18,115	2,681,382
Merck & Co., Inc.	32,398	2,687,414
MyoKardia, Inc.*	2,617	356,776
Odonate Therapeutics, Inc.*	6,535	87,765
Pfizer, Inc.	97,267	3,569,699
Reata Pharmaceuticals, Inc., Class A*	696	67,804
Royalty Pharma PLC, Class A	8,585	361,171
Tricida, Inc.*	5,685	51,506
WaVe Life Sciences Ltd.*	4,595	39,012
		14,277,593
Professional Services - 1.0%
Equifax, Inc.	1,385	217,306
IHS Markit Ltd.	37,472	2,941,927
TransUnion	2,092	176,000
TriNet Group, Inc.*	14,494	859,784
		4,195,017
Road & Rail - 0.3%
JB Hunt Transport Services, Inc.	3,150	398,097
Uber Technologies, Inc.*	24,368	888,945
		1,287,042

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.*	33,219	$2,723,626
KLA Corp.	4,636	898,178
Lattice Semiconductor Corp.*	44,341	1,284,115
Marvell Technology Group Ltd.	52,330	2,077,501
Micron Technology, Inc.*	40,770	1,914,559
Taiwan Semiconductor Manufacturing Co. Ltd, ADR	15,755	1,277,258
Teradyne, Inc.	11,678	927,934
Texas Instruments, Inc.	14,482	2,067,885
		13,171,056
Software - 5.3%
Adobe, Inc.*	2,744	1,345,740
Guidewire Software, Inc.*	4,315	449,925
Microsoft Corp.	70,287	14,783,465
Q2 Holdings, Inc.*	7,605	694,032
salesforce.com, Inc.*	11,914	2,994,226
ServiceNow, Inc.*	2,272	1,101,920
Slack Technologies, Inc., Class A*	7,284	195,648
Splunk, Inc.*	2,807	528,081
Workday, Inc., Class A*	4,597	988,953
		23,081,990
Specialty Retail - 1.8%
AutoZone, Inc.*	1,232	1,450,853
Lowe's Cos., Inc.	17,295	2,868,549
TJX Cos., Inc. (The)	63,216	3,517,970
		7,837,372
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	124,984	14,474,397

Trading Companies & Distributors - 0.1%
Triton International Ltd./Bermuda	9,372	381,159

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	6,874	786,111

Total Common Stocks (Cost - $195,741,118)		277,514,592
Corporate Bonds and Notes - 12.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	$100,000	112,880
Boeing Co. (The)
3.25%, 3/1/28	214,000	212,476
3.45%, 11/1/28	85,000	85,164
Lockheed Martin Corp., 4.85%, 9/15/41	50,000	65,695
Raytheon Technologies Corp.
3.95%, 8/16/25	150,000	170,465
4.13%, 11/16/28	350,000	414,444
		1,061,124
Agriculture - 0.4%
Altria Group, Inc., 5.80%, 2/14/39	100,000	127,971
BAT Capital Corp., 3.56%, 8/15/27	895,000	966,610

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Agriculture (continued)
Imperial Brands Finance PLC, 3.75%, 7/21/22(a)	$475,000	$496,311
		1,590,892
Airlines - 0.0%†
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	28,822	22,827

Apparel - 0.1%
VF Corp.
2.80%, 4/23/27	90,000	98,314
2.95%, 4/23/30	420,000	457,263
		555,577
Auto Manufacturers - 0.4%
Daimler Finance North America LLC, 2.30%, 2/12/21(a)	280,000	281,718
General Motors Financial Co., Inc., 3.70%, 5/9/23	600,000	626,996
Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	705,000	706,231
Volkswagen Group of America Finance LLC, 3.35%, 5/13/25(a)	225,000	245,688
		1,860,633
Banks - 3.4%
Banco Santander SA, 3.13%, 2/23/23	200,000	209,501
Bank of America Corp.
2.63%, 10/19/20	640,000	640,697
4.20%, 8/26/24	160,000	178,182
3.59%, (3 Month US Libor + 1.37%), 7/21/28(b)	345,000	387,455
3.97%, (3 Month US Libor + 1.21%), 2/7/30(b)	225,000	260,729
3.19%, (3 Month US Libor + 1.18%), 7/23/30(b)	180,000	198,030
Bank of New York Mellon Corp. (The), 1.32%, (3 Month US Libor + 1.05%), 10/30/23(b)	380,000	386,207
Barclays Bank PLC, 5.14%, 10/14/20	100,000	100,141
Barclays PLC, 3.93%, (3 Month US Libor + 1.61%), 5/7/25(b)	355,000	382,311
BNP Paribas SA
3.38%, 1/9/25(a)	200,000	216,934
2.82%, (3 Month US Libor + 1.11%), 11/19/25(a),(b)	200,000	210,764
BPCE SA
5.70%, 10/22/23(a)	275,000	308,411
5.15%, 7/21/24(a)	600,000	672,014
3.50%, 10/23/27(a)	305,000	335,123
Citigroup, Inc.
4.05%, 7/30/22	50,000	53,097
3.50%, 5/15/23	300,000	320,585
3.30%, 4/27/25	70,000	76,960

	Shares/ Principal	Fair Value

Banks (continued)
5.50%, 9/13/25	$55,000	$65,194
Credit Agricole SA, 4.38%, 3/17/25(a)	200,000	220,676
Credit Agricole SA/London
3.75%, 4/24/23(a)	250,000	267,908
3.25%, 10/4/24(a)	250,000	270,052
Credit Suisse Group AG
3.57%, 1/9/23(a)	285,000	294,801
1.49%, (3 Month US Libor + 1.24%), 6/12/24(a),(b)	260,000	262,119
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	250,000	251,300
3.80%, 9/15/22	395,000	417,968
Danske Bank A/S
5.00%, 1/12/22(a)	200,000	210,110
3.88%, 9/12/23(a)	200,000	215,332
5.38%, 1/12/24(a)	200,000	224,961
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26(a),(b)	435,000	431,877
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	100,000	102,943
Goldman Sachs Group, Inc. (The)
2.63%, 4/25/21	130,000	131,394
3.50%, 1/23/25	200,000	219,441
3.27%, (3 Month US Libor + 1.20%), 9/29/25(b)	460,000	497,898
6.75%, 10/1/37	50,000	72,646
HSBC Holdings PLC, 3.60%, 5/25/23	200,000	212,985
Huntington Bancshares, Inc., 3.15%, 3/14/21	250,000	252,679
ING Groep NV, 3.95%, 3/29/27	200,000	229,164
JPMorgan Chase & Co.
2.95%, 10/1/26	400,000	440,188
4.45%, (3 Month US Libor + 1.33%), 12/5/29(b)	305,000	366,700
Macquarie Group Ltd., 4.15%, (3 Month US Libor + 1.33%), 3/27/24(a),(b)	300,000	321,606
Morgan Stanley
3.88%, 4/29/24	110,000	121,389
4.35%, 9/8/26	455,000	526,663
3.63%, 1/20/27	225,000	254,984
National Australia Bank Ltd., 2.33%, 8/21/30(a)	330,000	326,431
NBK SPC Ltd., 2.75%, 5/30/22(a)	900,000	920,729
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	50,000	55,044
Santander Holdings USA, Inc.
3.70%, 3/28/22	465,000	482,057
3.40%, 1/18/23	75,000	78,522
Synchrony Bank, 3.65%, 5/24/21	250,000	253,790
Truist Financial Corp., 3.20%, 9/3/21	350,000	358,572

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Banks (continued)
UBS Group AG, 3.00%, 4/15/21(a)	$225,000	$228,166
Wells Fargo & Co.
3.00%, 2/19/25	150,000	162,231
4.75%, 12/7/46	95,000	118,304
		14,803,965
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	315,000	364,999
4.38%, 4/15/38	60,000	69,905
3.75%, 7/15/42	55,000	58,576
4.60%, 4/15/48	220,000	262,338
4.50%, 6/1/50	45,000	53,935
		809,753
Biotechnology - 0.2%
Amgen, Inc., 2.65%, 5/11/22	740,000	765,542
Gilead Sciences, Inc., 2.80%, 10/1/50	135,000	133,413
Royalty Pharma PLC, 3.30%, 9/2/40(a)	105,000	104,131
		1,003,086
Chemicals - 0.1%
Syngenta Finance NV, 5.18%, 4/24/28(a)	200,000	220,241

Commercial Services - 0.2%
ERAC USA Finance LLC
3.30%, 10/15/22(a)	500,000	524,051
3.30%, 12/1/26(a)	235,000	255,928
4.50%, 2/15/45(a)	195,000	230,954
		1,010,933
Computers - 0.1%
Apple, Inc.
3.00%, 2/9/24	120,000	129,218
3.25%, 2/23/26	105,000	118,043
International Business Machines Corp., 1.95%, 5/15/30	295,000	304,344
		551,605
Diversified Financial Services - 0.1%
Capital One Financial Corp., 4.20%, 10/29/25	105,000	116,553
Intercontinental Exchange, Inc., 3.00%, 9/15/60	210,000	211,106
Synchrony Financial, 3.75%, 8/15/21	205,000	209,117
		536,776
Electric - 1.5%
Appalachian Power Co., 3.40%, 6/1/25	200,000	219,351
Cleco Corp.orate Holdings LLC, 3.38%, 9/15/29	140,000	141,987
Cleco Corporate Holdings LLC
3.74%, 5/1/26	565,000	602,773
4.97%, 5/1/46	195,000	216,156
Dominion Energy South Carolina, Inc., 6.63%, 2/1/32	80,000	114,559

	Shares/ Principal	Fair Value

Electric (continued)
Dominion Energy, Inc.
4.10%, 4/1/21(c)	$230,000	$233,994
2.72%, 8/15/21(c)	65,000	66,190
Duke Energy Corp.
3.75%, 4/15/24	225,000	247,106
2.65%, 9/1/26	70,000	75,724
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(a)	130,000	130,277
Emera US Finance LP, 2.70%, 6/15/21	55,000	55,758
Evergy Metro, Inc., 2.25%, 6/1/30	90,000	95,292
Fortis, Inc./Canada, 3.06%, 10/4/26	265,000	289,623
Georgia Power Co.
4.75%, 9/1/40	65,000	80,020
4.30%, 3/15/42	48,000	57,452
3.70%, 1/30/50	90,000	100,074
Infraestructura Energetica Nova SAB de CV, 4.88%, 1/14/48(a)	200,000	192,500
ITC Holdings Corp., 2.95%, 5/14/30(a)	355,000	381,745
Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(a)	340,000	384,220
NextEra Energy Capital Holdings, Inc.
3.25%, 4/1/26	50,000	56,048
2.25%, 6/1/30	530,000	548,830
Niagara Mohawk Power Corp., 1.96%, 6/27/30(a)	335,000	343,856
Oglethorpe Power Corp.
6.19%, 1/1/31(a)	100,000	124,342
3.75%, 8/1/50(a)	120,000	119,523
5.25%, 9/1/50	200,000	241,481
PPL Capital Funding, Inc., 3.50%, 12/1/22	50,000	52,718
San Diego Gas & Electric Co., 1.70%, 10/1/30	645,000	642,451
Southern California Edison Co., 3.70%, 8/1/25	45,000	49,881
Southern Co. (The)
2.95%, 7/1/23	290,000	308,175
4.40%, 7/1/46	200,000	236,569
		6,408,675
Food - 0.2%
Conagra Brands, Inc., 4.60%, 11/1/25	100,000	116,091
Danone SA, 2.95%, 11/2/26(a)	200,000	221,792
Kroger Co. (The), 2.95%, 11/1/21	375,000	384,633
Sigma Alimentos SA de CV, 4.13%, 5/2/26(a)	240,000	255,480
		977,996
Gas - 0.1%
Boston Gas Co., 3.15%, 8/1/27(a)	60,000	66,468
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24	125,000	137,838

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Gas (continued)
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	$275,000	$302,453
		506,759
Healthcare-Products - 0.2%
Alcon Finance Corp., 3.00%, 9/23/29(a)	500,000	540,779
Boston Scientific Corp., 3.38%, 5/15/22	325,000	339,792
		880,571
Healthcare-Services - 0.5%
Aetna, Inc., 2.80%, 6/15/23	210,000	221,299
Anthem, Inc.
3.50%, 8/15/24	75,000	82,223
4.65%, 8/15/44	51,000	64,023
Children's Hospital/DC, 2.93%, 7/15/50	140,000	136,519
CommonSpirit Health
2.95%, 11/1/22	191,000	199,195
4.20%, 8/1/23	105,000	113,235
4.35%, 11/1/42	95,000	103,287
4.19%, 10/1/49	45,000	47,878
Cottage Health Obligated Group, 3.30%, 11/1/49	65,000	72,158
Dignity Health
3.81%, 11/1/24	92,000	97,946
4.50%, 11/1/42	270,000	300,885
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	100,000	105,986
Mercy Health, 3.56%, 8/1/27	270,000	293,478
Toledo Hospital (The)
5.33%, 11/15/28	190,000	213,998
5.75%, 11/15/38	75,000	88,360
UnitedHealth Group, Inc., 3.75%, 7/15/25	75,000	85,603
		2,226,073
Insurance - 0.5%
AIA Group Ltd., 3.38%, 4/7/30(a)	200,000	224,367
American International Group, Inc.
4.88%, 6/1/22	50,000	53,597
4.25%, 3/15/29	160,000	187,821
Equitable Financial Life Global Funding, 1.40%, 8/27/27(a)	275,000	276,027
Jackson National Life Global Funding, 3.25%, 1/30/24(a)	275,000	294,995
Metropolitan Life Global Funding I
2.65%, 4/8/22(a)	195,000	201,650
3.00%, 9/19/27(a)	250,000	277,195
Nationwide Mutual Insurance Co., 4.35%, 4/30/50(a)	310,000	332,100
Northwestern Mutual Life Insurance Co. (The), 3.63%, 9/30/59(a)	30,000	32,749
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	166,489

	Shares/ Principal	Fair Value

Insurance (continued)
Prudential PLC, 3.13%, 4/14/30	$215,000	$238,760
		2,285,750
Internet - 0.1%
Amazon.com, Inc., 4.80%, 12/5/34	100,000	137,865
Tencent Holdings Ltd., 3.60%, 1/19/28(a)	215,000	236,708
		374,573
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	175,000	185,279
Comcast Corp.
3.95%, 10/15/25	255,000	292,687
4.60%, 10/15/38	130,000	166,159
4.00%, 11/1/49	138,000	167,452
2.65%, 8/15/62	175,000	167,291
Cox Communications, Inc.
4.80%, 2/1/35(a)	275,000	345,866
6.45%, 12/1/36(a)	15,000	20,708
Fox Corp., 4.03%, 1/25/24	80,000	88,075
Sky Ltd., 3.75%, 9/16/24(a)	250,000	278,821
Walt Disney Co. (The), 3.70%, 9/15/24	50,000	55,362
		1,767,700
Mining - 0.1%
Glencore Finance Canada Ltd., 4.25%, 10/25/22(a)	275,000	291,979

Oil & Gas - 0.5%
Aker BP ASA, 4.00%, 1/15/31(a)	360,000	354,051
BG Energy Capital PLC, 4.00%, 10/15/21(a)	200,000	206,978
Equinor ASA, 3.00%, 4/6/27	610,000	672,104
Hess Corp., 7.30%, 8/15/31	280,000	342,430
Marathon Oil Corp., 6.60%, 10/1/37	405,000	417,010
		1,992,573
Pharmaceuticals - 0.4%
AbbVie, Inc.
5.00%, 12/15/21(a)	100,000	104,275
3.45%, 3/15/22(a)	20,000	20,745
3.85%, 6/15/24(a)	50,000	54,796
3.80%, 3/15/25(a)	550,000	609,863
4.05%, 11/21/39(a)	105,000	120,746
4.45%, 5/14/46	185,000	220,314
Bristol-Myers Squibb Co., 3.55%, 8/15/22	70,000	74,243
CVS Health Corp.
4.10%, 3/25/25	128,000	144,593
5.13%, 7/20/45	170,000	214,793
EMD Finance LLC, 2.95%, 3/19/22(a)	95,000	97,817
		1,662,185

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Pipelines - 0.3%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25	$175,000	$201,855
Energy Transfer Operating LP
7.60%, 2/1/24	90,000	100,521
4.95%, 6/15/28	20,000	21,192
5.00%, 5/15/50	30,000	27,777
MPLX LP, 4.13%, 3/1/27	290,000	318,781
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	300,000	279,185
Western Midstream Operating LP, 4.00%, 7/1/22	200,000	201,185
		1,150,496
REITS - 0.4%
American Tower Corp., 5.00%, 2/15/24	31,000	35,054
AvalonBay Communities, Inc., 2.95%, 9/15/22	50,000	51,990
Brandywine Operating Partnership LP, 3.95%, 11/15/27	385,000	399,612
Healthpeak Properties, Inc., 3.88%, 8/15/24	75,000	83,145
SBA Tower Trust
3.45%, 3/15/23(a)	155,000	163,444
2.84%, 1/15/25(a)	100,000	105,182
1.88%, 1/15/26(a)	95,000	96,804
Scentre Group Trust 1 / Scentre Group Trust 2, 3.63%, 1/28/26(a)	190,000	202,670
Simon Property Group LP, 2.45%, 9/13/29	160,000	158,484
VEREIT Operating Partnership LP, 3.40%, 1/15/28	185,000	193,157
WEA Finance LLC, 4.13%, 9/20/28(a)	420,000	432,384
		1,921,926
Retail - 0.1%
Lowe's Cos., Inc., 4.55%, 4/5/49	125,000	160,396
McDonald's Corp., 3.63%, 9/1/49	70,000	78,600
Starbucks Corp., 3.35%, 3/12/50	70,000	71,832
TJX Cos, Inc. (The), 4.50%, 4/15/50	205,000	264,666
		575,494
Savings & Loans - 0.1%
Nationwide Building Society, 3.62%, (3 Month US Libor + 1.18%), 4/26/23(a),(b)	200,000	207,803

Semiconductors - 0.2%
Broadcom, Inc., 4.70%, 4/15/25	600,000	681,787
Microchip Technology, Inc., 3.92%, 6/1/21	170,000	173,763
		855,550

	Shares/ Principal	Fair Value

Software - 0.3%
Microsoft Corp.
2.88%, 2/6/24	$275,000	$295,949
2.40%, 8/8/26	235,000	256,703
Oracle Corp.
3.25%, 11/15/27	230,000	260,190
3.60%, 4/1/50	195,000	219,798
3.85%, 4/1/60	70,000	82,636
		1,115,276
Telecommunications - 0.6%
AT&T, Inc.
4.13%, 2/17/26	200,000	229,220
2.30%, 6/1/27	355,000	371,789
3.10%, 2/1/43	380,000	370,631
British Telecommunications PLC, 3.25%, 11/8/29(a)	200,000	214,125
Crown Castle Towers LLC, 3.22%, 5/15/22(a)	150,000	152,051
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25(a)	410,000	443,313
Telefonica Emisiones SA, 5.21%, 3/8/47	265,000	314,888
Verizon Communications, Inc.
4.52%, 9/15/48	314,000	411,378
4.67%, 3/15/55	53,000	73,433
		2,580,828
Transportation - 0.0%†
Union Pacific Corp., 3.75%, 2/5/70	90,000	101,609

Trucking & Leasing - 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.38%, 2/1/22(a)	200,000	206,515
4.88%, 7/11/22(a)	50,000	53,734
2.70%, 11/1/24(a)	110,000	116,706
3.95%, 3/10/25(a)	345,000	383,769
		760,724
Total Corporate Bonds and Notes (Cost - $49,473,087)		52,671,952
U.S. Treasury Securities - 7.2%

U.S. Treasury Note
0.13%, 5/31/22	630,000	629,951
0.13%, 6/30/22	450,000	450,000
0.13%, 8/15/23	1,000,000	999,219
1.50%, 10/31/24	615,000	647,047
0.25%, 5/31/25	1,420,000	1,420,166
0.25%, 7/31/25	1,360,000	1,359,044
0.25%, 8/31/25	3,640,000	3,637,156
0.25%, 9/30/25	815,000	814,109
1.63%, 10/31/26	2,530,000	2,719,750
2.88%, 8/15/28	260,000	307,054

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

U.S. Treasury Securities (continued)
2.38%, 5/15/29	$160,000	$184,181
1.50%, 2/15/30	370,000	399,369
0.63%, 5/15/30	2,985,000	2,976,138
0.63%, 8/15/30	1,761,000	1,752,195

U.S. Treasury Bond
1.13%, 8/15/40	320,000	314,650
3.38%, 5/15/44	1,320,000	1,866,408
3.00%, 11/15/44	610,000	816,709
2.50%, 2/15/45	3,815,000	4,705,564
2.88%, 8/15/45	545,000	717,548
2.50%, 5/15/46	805,000	996,785
3.00%, 5/15/47	595,000	807,898
2.75%, 8/15/47	610,000	793,548
2.75%, 11/15/47	907,000	1,181,615
2.00%, 2/15/50	555,000	629,665
1.25%, 5/15/50	212,500	202,008
1.38%, 8/15/50	250,000	245,352

Total U.S. Treasury Securities (Cost - $28,275,909)		31,573,129
Agency Mortgage Backed Securities - 6.5%
Federal Home Loan Mortgage Corporation - 0.4%
Freddie Mac Gold Pool
3.00%, 9/1/28	6,032	6,340
2.50%, 10/1/28	11,709	12,318
2.50%, 12/1/31	67,129	70,518
3.50%, 11/1/34	62,855	66,955
3.00%, 2/1/43	30,187	32,260
3.50%, 10/1/43	20,386	22,125
4.00%, 8/1/44	12,825	14,062
3.00%, 11/1/46	997,503	1,062,189
3.00%, 12/1/46	275,941	293,819
		1,580,586
Federal National Mortgage Association - 4.5%
Fannie Mae Pool
3.07%, 2/1/25	70,000	76,110
2.47%, 5/1/25	142,295	152,638
2.68%, 5/1/25	308,167	332,693
2.81%, 7/1/25	398,879	433,699
2.99%, 10/1/25	105,085	115,344
3.09%, 10/1/25	50,490	55,524
2.78%, 6/1/26	150,000	164,764
2.50%, 4/1/28	16,061	16,791
3.00%, 10/1/28	9,851	10,376
2.50%, 2/1/30	33,524	35,105
2.50%, 6/1/30	70,567	73,932
2.50%, 10/1/31	171,103	179,493
2.50%, 12/1/31	94,148	98,708
3.00%, 7/1/43	58,704	62,353
4.00%, 11/1/43	25,401	27,505
3.00%, 1/1/46	1,308,339	1,390,811
4.00%, 1/1/46	387,947	423,161

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
4.00%, 2/1/46	$414,430	$452,048
3.00%, 10/1/46	1,288,545	1,370,003
Federal National Mortgage Association
1.50%, 10/1/35(d)	1,400,000	1,432,156
2.00%, 10/1/35(d)	5,750,000	5,977,304
2.50%, 11/1/49(d)	1,200,000	1,256,672
2.00%, 10/1/50(d)	1,775,000	1,835,184
2.50%, 10/1/50(d)	1,200,000	1,258,687
4.50%, 10/1/50(d)	850,000	919,328
2.00%, 11/1/50(d)	1,600,000	1,651,250
		19,801,639
Government National Mortgage Association - 1.6%
Ginnie Mae II Pool
3.00%, 12/20/42	28,017	29,340
3.50%, 7/20/43	30,177	32,520
4.00%, 12/20/44	10,544	11,543
4.00%, 8/20/48	45,623	48,561
4.00%, 9/20/48	101,497	108,895
4.00%, 10/20/48	44,747	47,881
Government National Mortgage Association
3.00%, 7/1/50	4,177,819	4,410,811
4.00%, 10/20/50(d)	1,610,000	1,710,374
4.50%, 10/20/50(d)	350,000	374,609
		6,774,534
Total Agency Mortgage Backed Securities (Cost - $27,742,192)		28,156,759
Asset Backed and Commercial Backed Securities - 5.1%

AASET 2018-2 US Ltd, 4.45%, 11/18/38 (a)	243,472	222,241

Ajax Mortgage Loan Trust 2017-B, 3.16%, 9/25/56 (a),(b)	333,507	343,298

Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(b)	96,078	97,832

Angel Oak Mortgage Trust I LLC 2019-2, 3.63%, 3/25/49 (a),(b)	93,914	95,689

Angel Oak Mortgage Trust LLC, 2.71%, 11/25/47 (a),(b)	11,752	11,750

ARI Fleet Lease Trust 2018-A, 2.55%, 10/15/26 (a)	15,896	15,935

ARI Fleet Lease Trust 2018-B, 3.22%, 8/16/27 (a)	64,755	65,577

Atlas Senior Loan Fund Ltd, 1.57%, (3 Month US Libor + 1.30%), 1/16/30 (a),(b)	345,000	341,300

Avery Point IV CLO Ltd, 1.84%, (3 Month US Libor + 1.60%), 4/25/26 (a),(b)	320,000	320,031

BAMLL Commercial Mortgage Securities Trust 2018-PARK, 4.23%, 8/10/38 (a),(b)	185,000	217,460

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2020

	Shares/ Principal	Fair Value

Asset Backed and Commercial Backed Securities (continued)

Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	$155,000	$172,879

Bayview Koitere Fund Trust 2017-RT4, 3.50%, 7/28/57 (a),(b)	146,670	151,174

Bayview Koitere Fund Trust 2017-SPL3, 4.00%, 11/28/53 (a),(b)	70,920	73,319

Bayview Opportunity Master Fund IVa Trust 2017-SPL1, 4.00%, 10/28/64 (a),(b)	96,483	99,371

Bayview Opportunity Master Fund IVa Trust 2017-SPL5, 3.50%, 6/28/57 (a),(b)	96,539	98,889

Bayview Opportunity Master Fund IVb Trust 2017-SPL4, 3.50%, 1/28/55 (a),(b)	70,143	71,407

BlueMountain CLO 2012-2 Ltd, 1.70%, (3 Month US Libor + 1.45%), 11/20/28 (a),(b)	275,000	268,060

Canadian Pacer Auto Receivables Trust 2018-2, 3.27%, 12/19/22 (a)	20,930	21,253

Castlelake Aircraft Structured Trust 2019-1, 3.97%, 4/15/39 (a)	207,816	192,325

CD 2017-CD4 Mortgage Trust, 3.51%, 5/10/50 (b)	195,000	220,354

CF Hippolyta LLC, 1.69%, 7/15/60 (a)	277,000	279,458

Chesapeake Funding II LLC
0.63%, (1 Month US Libor + 0.45%), 5/15/29(a),(b)	25,867	25,885
1.91%, 8/15/29(a)	36,007	36,070
3.23%, 8/15/30(a)	131,008	133,075
0.87%, 8/16/32(a)	156,339	156,780

Citigroup Commercial Mortgage Trust 2015-GC35, 3.82%, 11/10/48	525,000	589,895

COLT 2019-2 Mortgage Loan Trust, 3.34%, 5/25/49 (a),(b)	41,069	41,445

COMM 2013-CCRE8 Mortgage Trust, 3.33%, 6/10/46	70,601	74,140

CSMC Trust 2017-LSTK, 2.76%, 4/5/33 (a)	405,000	403,461

DB Master Finance LLC
3.79%, 5/20/49(a)	69,300	71,212
4.02%, 5/20/49(a)	64,350	68,088

Deephave Residential Mortgage Trust 2019-2, 3.56%, 4/25/59 (a),(b)	47,919	48,279

Deephaven Residential Mortgage Trust 2017-1, 2.73%, 12/26/46 (a),(b)	7,902	7,886

Deephaven Residential Mortgage Trust 2017-2, 2.45%, 6/25/47 (a),(b)	27,890	27,773

	Shares/ Principal	Fair Value

Asset Backed and Commercial Backed Securities (continued)

Deephaven Residential Mortgage Trust 2017-3, 2.58%, 10/25/47 (a),(b)	$18,488	$18,466

Deephaven Residential Mortgage Trust 2018-1, 2.98%, 12/25/57 (a),(b)	41,436	41,471

Enterprise Fleet Financing 2019-1 LLC, 2.98%, 10/20/24 (a)	122,348	124,355

Enterprise Fleet Financing LLC, 2.13%, 5/22/23 (a)	2,614	2,616

Fannie Mae Multifamily Remic Trust 2015-M12, 2.89%, 5/25/25 (b)	465,000	498,680

Fannie Mae REMICS
3.50%, 6/25/44	199,506	211,846
3.00%, 1/25/45	415,281	446,178
3.00%, 10/25/45	1,330,882	1,420,425
3.00%, 12/25/45	361,941	388,841
3.50%, 1/25/47	624,569	640,186
3.50%, 12/25/47	224,826	232,921
3.50%, 2/25/48	400,656	421,427
2.50%, 3/25/53	294,722	305,055
3.00%, 12/25/54	850,568	879,375
3.50%, 11/25/57	664,958	713,156
3.50%, 12/25/58	89,623	98,785
3.50%, 6/25/59	465,750	505,245

Fannie Mae-Aces
0.67%, (3 Month US Libor + 0.49%), 4/25/24(b)	14,810	14,893
0.58%, (1 Month US Libor + 0.40%), 10/25/24(b)	69,507	69,952

Ford Credit Floorplan Master Owner Trust A, 2.44%, 9/15/26	125,000	132,785

Freddie Mac Multifamily Structured Pass Through Certificates
2.28%, 7/25/26	120,000	129,383
2.16%, 5/25/29	201,832	215,457

Freddie Mac REMICS
2.00%, 7/15/31	47,396	48,466
1.75%, 3/15/41	95,630	97,516
1.75%, 9/15/42	459,594	473,011
1.50%, 10/15/42	42,303	42,743
3.00%, 6/15/45	652,759	691,480
3.00%, 7/15/47	377,910	401,057

FREMF 2013-K24 Mortgage Trust, 3.63%, 11/25/45 (a),(b)	35,000	36,822

FREMF 2015-K44 Mortgage Trust, 3.81%, 1/25/48 (a),(b)	65,000	69,391

FREMF 2015-K46 Mortgage Trust, 3.82%, 4/25/48 (a),(b)	35,000	38,168

FREMF 2015-K50 Mortgage Trust, 3.91%, 10/25/48 (a),(b)	45,000	48,327

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2020

	Shares/ Principal	Fair Value

Asset Backed and Commercial Backed Securities (continued)

FREMF 2016-K55 Mortgage Trust, 4.30%, 4/25/49 (a),(b)	$55,000	$60,745

FREMF 2017-K725 Mortgage Trust, 4.01%, 2/25/50 (a),(b)	35,000	37,273

FREMF 2018-K733 Mortgage Trust, 4.22%, 9/25/25 (a),(b)	230,000	252,531

FREMF 2019-K99 Mortgage Trust, 3.77%, 10/25/52 (a),(b)	175,000	195,090

FREMF 2020-K104 Mortgage Trust, 3.66%, 2/25/52 (a),(b)	180,000	196,337

GreatAmerica Leasing Receivables Funding LLC Series 2017-1, 2.36%, 1/20/23 (a)	49,013	49,159

GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.60%, 6/15/21(a)	16,689	16,728
2.83%, 6/17/24(a)	100,000	101,684

Hertz Fleet Lease Funding LP, 2.70%, 1/10/33 (a)	245,711	249,017

Horizon Aircraft Finance III Ltd, 3.43%, 11/15/39 (a)	241,886	221,769

KKR CLO 16 Ltd, 1.52%, (3 Month US Libor + 1.25%), 1/20/29 (a),(b)	250,000	248,275

Madison Park Funding XI Ltd, 1.42%, (3 Month US Libor + 1.16%), 7/23/29 (a),(b)	300,000	298,552

Madison Park Funding XV Ltd, 1.74%, (3 Month US Libor + 1.50%), 1/27/26 (a),(b)	250,000	250,019

Madison Park Funding XVIII Ltd, 1.46%, (3 Month US Libor + 1.19%), 10/21/30 (a),(b)	565,000	558,055

Magnetite VII Ltd, 1.08%, (3 Month US Libor + 0.80%), 1/15/28 (a),(b)	535,000	530,463

Magnetite XVIII Ltd, 1.78%, (3 Month US Libor + 1.50%), 11/15/28 (a),(b)	360,000	355,572

METLIFE SECURITIZATION TRUST, 3.00%, 4/25/55 (a),(b)	104,120	108,272

Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a),(b)	24,365	24,493

Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(b)	105,915	108,290

MMAF Equipment Finance LLC 2016-A, 2.21%, 12/15/32 (a)	140,000	143,913

MMAF Equipment Finance LLC 2017-B, 2.21%, 10/17/22 (a)	60,217	60,688

New Residential Mortgage Loan Trust 2017-3, 4.00%, 4/25/57 (a),(b)	127,897	137,584

	Shares/ Principal	Fair Value

Asset Backed and Commercial Backed Securities (continued)

OneMain Direct Auto Receivables Trust 2018-1, 3.43%, 12/16/24 (a)	$318,147	$322,300

OneMain Financial Issuance Trust 2017-1, 2.37%, 9/14/32 (a)	31,560	31,623

Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	206,702	223,421

SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(b)	100,000	95,965

Shackleton 2015-VIII CLO Ltd, 1.19%, (3 Month US Libor + 0.92%), 10/20/27 (a),(b)	304,766	302,626

SoFi Consumer Loan Program 2018-4 Trust, 3.54%, 11/26/27 (a)	63,991	64,564

SOUND POINT CLO III-R LTD, 1.23%, (3 Month US Libor + 0.95%), 4/15/29 (a),(b)	500,000	491,443

Towd Point Mortgage Trust 2016-3, 2.25%, 4/25/56 (a),(b)	56,586	56,933

Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(b)	120,636	123,049

Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(b)	41,607	42,424

Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(b)	135,793	140,154

Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(b)	59,634	62,266

Vantage Data Centers Issuer LLC
4.07%, 2/16/43(a)	155,867	161,470
3.19%, 7/15/44(a)	79,133	80,761

Vantage Data Centers LLC, 1.65%, 9/15/45(a)	265,000	265,000

Verus Securitization Trust 2019-2, 3.21%, 5/25/59 (a),(b)	108,160	110,603

Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	270,852

Wells Fargo Commercial Mortgage Trust 2017-C38, 3.45%, 7/15/50	400,000	452,008

Total Asset Backed and Commercial Backed Securities (Cost - $21,368,238)		22,024,041
Municipal Bonds - 1.0%

California State University, 2.90%, 11/1/51	130,000	130,433

Chicago O'hare International Airport, 6.40%, 1/1/40	30,000	44,676

Chicago Transit Authority
6.30%, 12/1/21	60,000	62,031

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Municipal Bonds (continued)
6.30%, 12/1/21	$40,000	$41,354
6.90%, 12/1/40	120,000	171,174
6.90%, 12/1/40	80,000	114,116

Chicago Transit Authority Sales Tax Receipts Fund, 1.84%, 12/1/23	100,000	101,677

County of Broward FL Airport System Revenue, 3.48%, 10/1/43	40,000	40,757

County of Sacramento CA, 5.73%, 8/15/23	315,000	348,894

Dallas Fort Worth International Airport
3.09%, 11/1/40	30,000	30,361
2.92%, 11/1/50	35,000	34,819

Foothill-Eastern Transportation Corridor Agency
4.09%, 1/15/49	15,000	15,926
3.92%, 1/15/53	155,000	165,768

Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	270,527

Kansas Development Finance Authority, 5.37%, 5/1/26	110,000	125,485

Long Island Power Authority, 3.88%, 9/1/24	120,000	130,345

Massachusetts School Building Authority, 3.40%, 10/15/40	65,000	69,907

Metropolitan Transportation Authority
6.20%, 11/15/26	10,000	11,161
6.67%, 11/15/39	80,000	101,348
5.18%, 11/15/49	180,000	196,526

Municipal Electric Authority of Georgia
6.64%, 4/1/57	217,000	323,130
6.66%, 4/1/57	34,000	51,457

New York State Urban Development Corp., 2.10%, 3/15/22	270,000	273,693

Pennsylvania State University (The), 2.84%, 9/1/50	60,000	61,855

Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	349,634

Sales Tax Securitization Corp., 4.79%, 1/1/48	280,000	354,808

State Board of Administration Finance Corp., 1.71%, 7/1/27	240,000	243,506

State of Connecticut, 2.50%, 7/1/22	100,000	103,550

State of Illinois, 5.10%, 6/1/33	230,000	232,436

University of California
1.32%, 5/15/27	55,000	55,586
1.61%, 5/15/30	90,000	90,191

Total Municipal Bonds (Cost - $3,984,813)		4,347,131

	Shares/ Principal	Fair Value

Sovereign Debts - 0.1%
Qatar Government International Bond, 3.38%, 3/14/24 (a)	$200,000	$215,316
Saudi Government International Bond, 2.88%, 3/4/23 (a)	330,000	344,513
Total Sovereign Debts (Cost - $536,819)		559,829
Short-Term Investments - 7.0%
Money Market Funds - 7.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(e)	18,968,147	18,968,147
Dreyfus Government Cash Management, 0.02%(e)	11,707,107	11,707,107
Total Short-Term Investments (Cost - $30,675,254)		30,675,254
Total Investments - 102.7% (Cost - $357,797,430)		$447,522,687
Other Assets Less Liabilities - Net (2.7)%		(11,564,128)
Total Net Assets - 100.0%		$435,958,559

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2020, these securities amounted to $30,841,976 or 7.1% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Step coupon.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	72	12/18/2020	$5,415,840	$(33,830)
S&P 500 E-Mini Future	Goldman Sachs & Co.	422	12/18/2020	70,727,200	(531,835)
U.S. 10 Year Note Future	Credit Suisse	4	12/21/2020	558,125	422
Total Net Unrealized Depreciation on Futures Contracts					$(565,243)